Debt - Principal Amount, Carrying Amount and Fair values of Long-term Debt (Details) € in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 17, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Principal amount		$ 1,529,855,000		$ 1,911,459,000
Unamortized debt discount and issuance costs		(20,061,000)		(50,009,000)
Long-term debt		1,509,794,000		1,861,450,000
Fair value		1,487,347,000		2,052,169,000
German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value				112,401,000
Senior Unsecured Notes | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal amount									$ 200,000,000
Senior Unsecured Notes | Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Principal amount				400,000,000
Unamortized debt discount and issuance costs				(10,448,000)
Long-term debt		0		389,552,000
Senior Unsecured Notes | Cash Convertible Notes due 2023 | Level 1
Debt Instrument [Line Items]
Fair value				493,436,000
Senior Unsecured Notes | Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Principal amount		500,000,000		500,000,000
Unamortized debt discount and issuance costs		(16,981,000)		(35,669,000)
Long-term debt		483,019,000		464,331,000
Senior Unsecured Notes | Cash Convertible Notes due 2024 | Level 1
Debt Instrument [Line Items]
Fair value		513,500,000		596,485,000
Senior Unsecured Notes | Convertible Notes due 2027
Debt Instrument [Line Items]
Principal amount		500,000,000		500,000,000			$ 500,000,000
Unamortized debt discount and issuance costs		(2,131,000)		(2,664,000)
Long-term debt		497,869,000		497,336,000
Senior Unsecured Notes | Convertible Notes due 2027 | Level 1
Debt Instrument [Line Items]
Fair value		453,185,000		471,545,000
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Principal amount		121,009,000		116,821,000				$ 331,100,000
Unamortized debt discount and issuance costs		(53,000)		(122,000)
Long-term debt		120,956,000		116,699,000
Private Placement Bond | German Private Placement (2017 Schuldschein) | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal amount | €	€ 109.5		€ 255.0
Private Placement Bond | German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value		118,978,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Principal amount		408,846,000		394,638,000	€ 370.0
Unamortized debt discount and issuance costs		(896,000)		(1,106,000)
Long-term debt		407,950,000		393,532,000
Private Placement Bond | German Private Placement (2022 Schuldschein) | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal amount | €						€ 370.0
Private Placement Bond | German Private Placement (2022 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value		$ 401,684,000		$ 378,302,000